Related-Party Transactions (Schedule of Cash Payments Made to Related Parties to Income Taxes) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Federal income taxes		$ 45	$ 45	$ 109	$ 99
Texas margin tax	$ 31	29	29	28	24
Total payments	31	74	74	137	123
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Federal income taxes		36	36	87	79
Texas margin tax	31	29	29	28	24
Total payments	$ 31	65	65	115	103
Texas Transmission [Member]
Related Party Transaction [Line Items]
Federal income taxes		9	9	22	20
Total payments		$ 9	$ 9	$ 22	$ 20